     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 22, 2000
                                       SECURITIES ACT FILE NO. 333-
                                       INVESTMENT COMPANY ACT FILE NO. 811-
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              -------------------
                                    FORM N-2
                        (CHECK APPROPRIATE BOX OR BOXES)

[x] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] PRE-EFFECTIVE AMENDMENT NO.
[ ] POST-EFFECTIVE AMENDMENT NO.

                                   AND/OR

[x] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ] AMENDMENT NO.
                              -------------------
                   COHEN & STEERS ADVANTAGE INCOME FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (212) 832-3232

                                ROBERT H. STEERS
                    COHEN & STEERS CAPITAL MANAGEMENT, INC.
                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (212) 832-3232
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH COPIES TO:

                SARAH E. COGAN, ESQ.                      [              ]
             SIMPSON THACHER & BARTLETT
                425 LEXINGTON AVENUE
              NEW YORK, NEW YORK 10017
                   (212) 455-2000

                              -------------------
    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

    If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

    [x] When declared effective pursuant to section 8(c).

    If appropriate, check the following box: [ ] this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

    [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement
for the same offering is        .
                              -------------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================================================
                                                       PROPOSED MAXIMUM  PROPOSED MAXIMUM
      TITLE OF SECURITIES            AMOUNT BEING       OFFERING PRICE      AGGREGATE           AMOUNT OF
        BEING REGISTERED             REGISTERED(1)        PER SHARE       OFFERING PRICE   REGISTRATION FEE(2)
----------------------------------------------------------------------------------------------------------------
Common Stock, $.001 par value        66,666 Shares          $15.00           $999,990             $264
================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.
(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.
                              -------------------
    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
================================================================================

                   COHEN & STEERS ADVANTAGE INCOME FUND, INC.

                             CROSS REFERENCE SHEET

                               PART A-PROSPECTUS

                    ITEM IN PART A OF FORM N-2
                     SPECIFIED IN PROSPECTUS                  LOCATION IN PROSPECTUS
                     -----------------------                  ----------------------
Item 1.       Outside Front Cover...................  Cover page
Item 2.       Inside Front and Outside Back Cover
              Page..................................  Cover Page; Inside Front Cover Page;
                                                      Outside Back Cover Page
Item 3.       Fee Table and Synopsis................  Fund Expenses
Item 4.       Financial Highlights..................  Inapplicable
Item 5.       Plan of Distribution..................  Cover Page; Prospectus Summary;
                                                      Underwriting
Item 6.       Selling Shareholders..................  Inapplicable
Item 7.       Use of Proceeds.......................  Use of Proceeds; Investment Objective
                                                      and Policies
Item 8.       General Description of the
              Registrant............................  Cover Page; Prospectus Summary; The
                                                      Fund; Investment Objective and
                                                      Policies; Risk Factors and Special
                                                      Considerations
Item 9.       Management............................  Prospectus Summary; Investment
                                                      Manager; Administrator
Item 10.      Capital Stock, Long-Term Debt, and
              Other Securities......................  Investment Objective and Policies;
                                                      Description of Shares; Taxation
Item 11.      Defaults and Arrears on Senior
              Securities............................  Inapplicable
Item 12.      Legal Proceedings.....................  Inapplicable
Item 13.      Table of Contents of the Statement of
              Additional Information................  Table of Contents of the Statement of
                                                      Additional Information
                    PART B-STATEMENT OF ADDITIONAL INFORMATION

                                                             LOCATION IN STATEMENT OF
                   ITEMS IN PART B OF FORM N-2                ADDITIONAL INFORMATION
                   ---------------------------                ----------------------
Item 14.      Cover Page.                             Cover Page
Item 15.      Table of Contents.....................  Table of Contents
Item 16.      General Information and History.......  Inapplicable
Item 17.      Investment Objective and Policies.....  Investment Objective and Policies;
                                                      Investment Restrictions
Item 18.      Management............................  Management of the Fund; Compensation
                                                      of Directors and Certain Officers
Item 19.      Control Persons and Principal Holders
              of Securities.........................  Management of the Fund
Item 20.      Investment Advisory and Other
              Services..............................  Investment Advisory and Other Services
Item 21.      Brokerage Allocation and Other
              Practices.............................  Portfolio Transactions and Brokerage;
                                                      Determination of Net Asset Value
Item 22.      Tax Status............................  Taxation
Item 23.      Financial Statements..................  Report of Independent Accountants;
                                                      Statement of Assets and Liabilities
                          PART C-OTHER INFORMATION
Item 24-33.   have been answered in Part C of this
              Registration Statement

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   SUBJECT TO COMPLETION, DATED JUNE 22, 2000

PROSPECTUS

                                           SHARES

                              [COHEN & STEERS LOGO]

                                  COMMON STOCK

    Cohen & Steers Advantage Income Fund, Inc., or the Fund, is offering up to shares of our common stock. We are a recently-organized, non-diversified, closed-end management investment company. Our investment objective is high current income through investment in real estate securities. Capital appreciation is a secondary investment objective. Normally, we will invest at least 65% of our total assets in common stocks, preferred stocks and other equity securities issued by real estate companies, such as 'real estate investment trusts' (REITs). We may also invest up to 35% of our total assets in debt securities, including high-yield debt securities (commonly known as junk bonds), issued or guaranteed by real estate and other companies. There can be no assurance that we will achieve our investment objective.

    You must purchase a minimum of 100 of our shares to participate in this offering. There is currently no public market for our shares. We have applied to list our shares on the New York Stock Exchange (the NYSE) under the symbol '[XXX.]' The stock of closed-end investment companies frequently trades at a discount to net asset value and we cannot assure you that our stock will not also be discounted in the market. Due to a variety of factors, including [the risks associated with investing in real estate companies and REITs,] an investment in our stock involves a high degree of risk. You could lose some or all of your investment.

========================================================================================================
                                                                   PER SHARE                   TOTAL
--------------------------------------------------------------------------------------------------------
Public offering price                                            $                         $
--------------------------------------------------------------------------------------------------------
Sales load                                                       $                         $
--------------------------------------------------------------------------------------------------------
Proceeds, before expenses, to the Fund                           $                         $
========================================================================================================

    SEE 'RISK FACTORS AND SPECIAL CONSIDERATIONS' ON PAGES 13 TO 16 FOR FACTORS THAT YOU SHOULD CONSIDER BEFORE INVESTING IN SHARES OF OUR COMMON STOCK.

                             -------------------

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES
       COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED
        ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                  TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             -------------------

    The underwriters may purchase up to [         ] additional shares at the
public offering price, less sales load, solely to cover over-allotments, if any. If this option is exercised in full, the total public offering price, sales load
and proceeds before expenses to the Fund will be $         , $         and
$         , respectively.

                             -------------------

                         [                        ]

June   , 2000

    Cohen & Steers Capital Management, Inc. is the Fund's investment manager and
administrator. The telephone number for shareholder services is              .
The Fund's address is 757 Third Avenue, New York, New York 10017, and our telephone number is (212) 832-3232.

    This prospectus contains important information about the Fund. You should read the prospectus before deciding whether to invest and retain it for future
reference. A statement of additional information, dated                  , 2000
(the SAI), containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You can review the table of contents of the SAI
on page   of this prospectus. You may request a free copy of the SAI by calling
(   )    -    . You may also obtain the SAI and other information regarding the
Fund on the Securities and Exchange Commission web site (http://www.sec.gov).

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE FUND IS NOT MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION PROVIDED BY THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS.

                        TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Prospectus Summary..........................................    4

Fund Expenses...............................................    9

The Fund....................................................   10

Use of Proceeds.............................................   10

Investment Objective and Policies...........................   10

Risk Factors and Special Considerations.....................   13

Investment Manager..........................................   18

Dividends and Distributions.................................   19

Closed-End Structure........................................   20

Possible Conversion to Open-End Status......................   21

Repurchase of Shares........................................   21

Taxation....................................................   22

Description of Shares.......................................   22

Certain Provisions of the Articles of Incorporation and
  By-laws...................................................   23

Underwriting................................................   25

Custodian, Transfer Agent, Dividend Disbursing Agent and
  Registrar.................................................   26

Reports to Shareholders.....................................   26

Validity of the Shares......................................   26

Table of Contents of the Statement of Additional
  Information...............................................   27

                            -------------------

    UNTIL              , 2000 ALL DEALERS THAT BUY, SELL OR TRADE THE SHARES,
WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                               PROSPECTUS SUMMARY

    This is only a summary. This summary may not contain all of the information that you should consider before investing in our shares. You should review the more detailed information contained in this prospectus and in the statement of additional information, especially the information set forth under the heading 'Risk Factors and Special Considerations.'

The Fund.....................................  Cohen & Steers Advantage Income Fund, Inc. (the
                                               Fund) is a recently-organized, non-diversified,
                                               closed- end management investment company.

The Offering.................................  We are offering          shares of common stock
                                               through a group of underwriters led by
                                               [                      ]. You must purchase at
                                               least 100 shares ($1,500). The underwriters have
                                               been granted an option to purchase up to
                                                        additional shares solely to cover
                                               over-allotments, if any. The initial public
                                               offering price is $15.00 per share. See
                                               'Underwriting.'

Investment Objective and Policies............  Our investment objective is high current income through investment in real estate securities.
                                               Capital appreciation is a secondary investment
                                               objective. We may change our investment
                                               objective without shareholder approval, although
                                               we have no current intention of doing so.

                                               Normally, we will invest at least 65% of our
                                               total assets in common stocks, preferred stocks
                                               and other equity securities issued by real
                                               estate companies, such as 'real estate
                                               investment trusts' (REITs). These equity
                                               securities generally will include a combination
                                               of common stocks and preferred stocks. The
                                               actual percentage of common and preferred stocks
                                               in our investment portfolio may vary over time
                                               based on the Investment Manager's assessment of
                                               current market conditions.

                                               A real estate company generally derives at least
                                               50% of its revenue from real estate or has at
                                               least 50% of its assets in real estate. A REIT
                                               is a company dedicated to owning, and usually
                                               operating, income producing real estate, or to
                                               financing real estate. Our investment portfolio
                                               will include shares of Equity REITs, which are
                                               companies that invest the majority of their
                                               assets directly in real property and derive
                                               income primarily from the collection of rents.
                                               Equity REITs can also realize capital gains by
                                               selling properties that have appreciated in
                                               value. REITs are generally not taxed on

                                               income distributed to shareholders provided they
                                               comply with the requirements of the Internal
                                               Revenue Code of 1986, as amended (the Code). We
                                               may also invest up to 35% of our total assets in
                                               debt securities, including high-yield debt
                                               securities (commonly known as junk bonds),
                                               issued or guaranteed by real estate and other
                                               companies.

                                               There can be no assurance that our investment
                                               objective will be achieved. See 'Investment
                                               Objective and Policies.'

Investment Manager...........................  Cohen & Steers Capital Management, Inc. (the
                                               Investment Manager) is our investment manager.
                                               The Investment Manager, which was formed in
                                               1986, is a leading firm specializing in the
                                               management of real estate securities portfolios
                                               and as of May 31, 2000 had approximately $4.2
                                               billion in assets under management. Its clients
                                               include pension plans, endowment funds and
                                               mutual funds. All of the Investment Manager's
                                               client accounts are invested principally in real
                                               estate securities. The Investment Manager also
                                               will have responsibility for providing
                                               administrative services, and assisting us with
                                               operational needs. The Investment Manager will
                                               engage a third party to assist in these services
                                               (at no additional cost to the Fund). See
                                               'Investment Manager.'

Fees and Expenses............................  We will pay the Investment Manager a monthly fee
                                               computed at the annual rate of    % of our
                                               average weekly net assets. The fees payable to
                                               the Investment Manager are higher than the
                                               management fees paid by many investment
                                               companies, but are comparable to fees paid by
                                               many recently-organized, publicly-offered,
                                               closed-end management investment companies with
                                               comparable investment objectives and
                                               organizational structures.

Listing and Symbol...........................  The shares have been approved for listing, subject to notice of issuance, on the New York
                                               Stock Exchange (the NYSE) under the symbol
                                               '     .'

Dividends and Distributions..................  We will declare and pay dividends from our investment income monthly. We intend to
                                               distribute net capital gains, if any, at least
                                               once each year, normally in December. Your
                                               dividends and distributions will automatically
                                               be invested in additional shares of the Fund
                                               unless you elect to have them paid to you in
                                               cash. See 'Dividends and Distributions.'

Dividend Reinvestment Plan...................  Shareholders will receive their dividends in additional shares purchased in the open market
                                               through the Fund's Dividend Reinvestment Plan
                                               unless they elect to have their dividends and
                                               other distributions from the Fund paid in cash.
                                               Shareholders whose shares are held in the name
                                               of a broker or nominee should contact the broker
                                               or nominee to confirm that the reinvestment
                                               service is available. See 'Dividends and
                                               Distributions' and 'Taxation.'

Custodian, Transfer Agent, Dividend
Disbursing Agent and Registrar...............                            will act as custodian,
                                               transfer agent, dividend disbursing agent and
                                               registrar for the Fund. See 'Custodian, Transfer
                                               Agent, Dividend Disbursing Agent and Registrar.'

Risk Factors and Special Considerations......  We are a non-diversified, closed-end management investment company designed primarily as a
                                               long-term investment and not as a trading
                                               vehicle. The Fund is not intended to be a
                                               complete investment program and, due to the
                                               uncertainty inherent in all investments, there
                                               can be no assurance that we will achieve our
                                               investment objective. As a recently-organized
                                               entity, we have no operating history. See 'The
                                               Fund.'

                                               Investment Risk. An investment in the Fund is
                                               subject to investment risk, including the
                                               possible loss of the entire principal amount
                                               that you invest.

                                               Stock Market Risk. Your investment in Fund
                                               shares represents an indirect investment in the
                                               REIT shares and other real estate securities
                                               owned by the Fund. The value of these equity
                                               securities, like other stock market investments,
                                               may move up or down, sometimes rapidly and
                                               unpredictably. Preferred stocks are generally
                                               more sensitive to changes in interest rates than
                                               common stocks. When interest rates rise, the
                                               market value of preferred stocks generally will
                                               fall. Your Fund shares at any point in time may
                                               be worth less than what you invested, even after
                                               taking into account the reinvestment of Fund
                                               dividends and distributions.

                                               Real Estate Markets and REIT Risk. Additionally,
                                               since we concentrate our assets in the real
                                               estate industry, your investment in the Fund
                                               will be closely linked to the performance of the
                                               real estate markets. Property values may fall
                                               due to increasing vacancies or declining rents
                                               resulting from unanticipated economic, legal,

                                               cultural or technological development. REIT
                                               prices also may drop because of the failure of
                                               borrowers to pay their loans and poor
                                               management. See 'Risk Factors and Special
                                               Considerations -- General Risks of Securities
                                               Linked to the Real Estate Market.'

                                               Smaller Companies. Even the larger REITs in the
                                               industry tend to be small to medium-sized
                                               companies in relation to the equity markets as a
                                               whole. REIT shares, therefore, can be more
                                               volatile than, and perform differently from,
                                               larger company stocks. There may be less trading
                                               in a smaller company's stock, which means that
                                               buy and sell transactions in that stock could
                                               have a larger impact on the stock's price than
                                               is the case with larger company stocks. Further,
                                               smaller companies may have fewer business lines;
                                               changes in any one line of business, therefore,
                                               may have a greater impact on a smaller company's
                                               stock price than is the case for a larger
                                               company.

                                               As of [May 31, 2000,] the market capitalization
                                               of REITs ranged in size from approximately [$4.5
                                               million to $6.5 billion.]

                                               Debt Securities Risk. High yield securities may
                                               be more susceptible to real or perceived adverse
                                               economic and competitive industry conditions
                                               than higher grade securities. It is reasonable
                                               to expect that any adverse economic conditions
                                               could disrupt the market for high yield
                                               securities, have an adverse impact on the value
                                               of those securities, and adversely affect the
                                               ability of the issuers of those securities to
                                               repay principal and interest on those
                                               securities. See 'Risk Factors and Special
                                               Considerations -- Risks of Investment in Debt
                                               Securities.'

                                               Borrowing and Leverage. We have reserved the
                                               right to borrow for investment purposes in an
                                               amount up to 33% of our total assets, which
                                               constitutes a form of leverage. Leverage tends
                                               to exaggerate the effect on the Fund's net
                                               assets of movements in the market prices of our
                                               investment assets and may require liquidation of
                                               portfolio positions when it is not advantageous
                                               to do so. See 'Investment Objective and
                                               Policies -- Borrowings and Leverage' and 'Risk
                                               Factors and Special Considerations -- Use of
                                               Leverage' for additional information.

                                               Non-Diversified Status. Because we, as a
                                               non-diversified investment company, may invest
                                               in a smaller number of individual issuers than a
                                               diversified investment company, an investment in
                                               the Fund may, under certain circumstances,
                                               present greater risk to you than an investment
                                               in a diversified company. We intend to comply
                                               with the diversification requirements of the
                                               Code applicable to regulated investment
                                               companies. See 'Risk Factors and Special
                                               Considerations -- Non-Diversified Status' and
                                               'Taxation' in the SAI.

                                               Market Price Discount From Net Asset Value.
                                               Shares of closed-end investment companies
                                               frequently trade at a discount from their net
                                               asset value. This characteristic is a risk
                                               separate and distinct from the risk that our net
                                               asset value could decrease as a result of our
                                               investment activities and may be greater for
                                               investors expecting to sell their shares in a
                                               relatively short period following completion of
                                               this offering. We cannot predict whether the
                                               shares will trade at, above or below net asset
                                               value. The value of our portfolio will fluctuate
                                               depending upon market factors. Changes in the
                                               value of securities held by the Fund may affect
                                               our net asset value and the market price of the
                                               shares. See 'Risk Factors and Special
                                               Considerations -- Market Price Discount From Net
                                               Asset Value.'

                                               Anti-Takeover Provisions. Certain provisions of
                                               our Articles of Incorporation and By-Laws could
                                               have the effect of limiting the ability of other
                                               entities or persons to acquire control of the
                                               Fund or to modify our structure. The provisions
                                               may have the effect of depriving you of an
                                               opportunity to sell your shares at a premium
                                               over prevailing market prices and may have the
                                               effect of inhibiting our conversion to an
                                               open-end investment company. See 'Certain
                                               Provisions of the Articles of Incorporation and
                                               By-Laws.'

                                               Given the risks described above, an investment
                                               in the shares may not be appropriate for all
                                               investors. You should carefully consider your
                                               ability to assume these risks before making an
                                               investment in the Fund.

                                 FUND EXPENSES

    The following tables are intended to assist you in understanding the various costs and expenses associated with investing in the Fund.

SHAREHOLDER TRANSACTION EXPENSES

    Sales Load Paid By You (as a percentage of offering
      price)....................................................        %
    Dividend Reinvestment Plan Fees.............................    None

    ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS)*

    Management Fees.............................................        %
    Interest Payments on Borrowed Funds.........................    None
    Total Annual Expenses.......................................        %
                                                                  ------
                                                                  ------

---------
*  'Other Expenses' have been estimated for the current fiscal year.

EXAMPLE

    You would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming (i) a 5% annual return and (ii) reinvestment of all dividends and distributions at net asset value:

          ONE YEAR      THREE YEARS       FIVE YEARS       TEN YEARS
          --------      -----------       ----------       ---------
            $              $                $                $

    This 'Example' assumes that the percentage amounts listed under Annual Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission applicable to all investment companies. THE ASSUMED 5% ANNUAL RETURN AND ANNUAL EXPENSES SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL OR EXPECTED FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY. For more complete descriptions of certain of the Fund's costs and expenses, see 'Investment Manager.'

                                    THE FUND

    Cohen & Steers Advantage Income Fund, Inc. is a recently-organized, non-diversified, closed-end management investment company. We were organized as a Maryland corporation on June 21, 2000 and are registered as an investment company under the Investment Company Act of 1940 (the 1940 Act). As a recently-organized entity, we have no operating history. Our principal office is located at 757 Third Avenue, New York, New York 10017, and our telephone number is (212) 832-3232.

                                USE OF PROCEEDS

    The net proceeds of this offering, after deducting organization and offering
expenses (estimated to be $      or $      , assuming exercise of the
over-allotment option in full), will be invested in accordance with the policies set forth under 'Investment Objective and Policies'. [A portion of the organization and offering expenses of the Fund has been advanced by the Investment Manager and will be repaid by the Fund upon closing of this offering.]

    We estimate that the net proceeds of this offering will be fully invested in accordance with our investment objective and policies within [six months] of the initial public offering. Pending such investment, the proceeds may be invested in U.S. Government securities or high quality, short-term money market instruments. See 'Investment Objective and Policies.'

                       INVESTMENT OBJECTIVE AND POLICIES

GENERAL

    Our investment objective is high current income through investment in real estate securities. Capital appreciation is a secondary investment objective. We may change our investment objective without shareholder approval, although we have no current intention of doing so. Normally, we will invest at least 65% of our total assets in common stocks, preferred stocks and other equity securities issued by real estate companies, such as 'real estate investment trusts' (REITs). These equity securities generally will include a combination of common stocks and preferred stocks. The actual percentage of common and preferred stocks in our investment portfolio may vary over time based on the Investment Manager's assessment of current market conditions.

    A real estate company generally derives at least 50% of its revenue from real estate or has at least 50% of its assets in real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. Our investment portfolio will include shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. REITs are not taxed on income distributed to shareholders provided they comply with the requirements of the Code. We may also invest up to 35% of our total assets in debt securities, including high-yield debt securities (commonly known as junk bonds), issued or guaranteed by real estate and other companies. There can be no assurance that our investment objective will be achieved. All of our policies, other than the fundamental investment limitations described in the SAI under 'Investment Restrictions,' may be changed by the Board of Directors without shareholder approval.

INVESTMENT STRATEGIES

    In making investment decisions on behalf of the Fund, the Investment Manager relies on a fundamental analysis of each company. The Investment Manager reviews each company's potential for success in light of the company's current financial condition, its industry position, and economic and market conditions. The Investment Manager evaluates a number of factors, including growth potential, earnings estimates and the quality of management.

    The following are our principal investment strategies. A more detailed description of our investment policies and restrictions and more detailed information about our investments are contained in the SAI.

    Real Estate Companies. For purposes of our investment policies, a real estate company is one that:

     derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or

     has at least 50% of its assets in such real estate.

    Under normal circumstances, we will invest at least 65% of our total assets in the equity securities of real estate companies. These equity securities can consist of:

     common stocks (including REIT shares);

     rights or warrants to purchase common stocks;

     securities convertible into common stocks where the conversion feature represents, in the Investment Manager's view, a significant element of the securities' value; and

     preferred stocks.

    Real Estate Investment Trusts. We may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income (other than net capital gains) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies and we intend to use these REIT dividends in an effort to meet the current income goal of our investment objective.

    Preferred Stocks. Preferred stocks pay a fixed stream of income to investors, and have a 'preference' over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. Preferred stockholders usually have no right to vote for corporate directors or on other matters.

    Types of REITs. REITs can generally be classified as Equity REITs and Mortgage REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. We do not currently intend to invest in Mortgage REITs.

    Debt Securities. We may invest a maximum of 35% of our total assets in investment grade and non-investment grade debt securities of companies, including real estate companies. Securities rated non-investment grade (lower than Baa by Moody's Investor Services Inc.

(Moody's) or lower than BBB by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. (S&P)), are sometimes referred to as 'high yield' or 'junk' bonds. For a description of bond ratings, see Appendix A of the SAI.

    Illiquid Securities. We will not invest more than 15% of our net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

    Defensive Position. When the Investment Manager believes that market or general economic conditions justify a temporary defensive position, we may deviate from our investment objective and invest all or any portion of our assets in high-grade debt securities, without regard to whether the issuer is a real estate company. When and to the extent we assume a temporary defensive position, we may not pursue or achieve our investment objective.

OTHER INVESTMENTS

    We may also invest in the following types of securities, which are described in greater detail under 'Investment Objective and Policies' in the SAI.

    Cash Reserves. The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments. Money market instruments in which we may invest our cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements.

    Futures Contracts. We may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. We may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. We will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission (CFTC). We will also be authorized to enter into such contracts and related options for non-hedging purposes, for example, to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by us for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. We may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if we had not entered into any futures transactions.

    Options on Securities and Stock Indices. We may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. We may write a call or put option only if the option is 'covered.'

BORROWINGS AND LEVERAGE

    We may borrow money for investment purposes in an amount up to 33% of our total assets. We also may borrow money through the issuance of short-term debt securities or obtain additional funds for investment by issuing shares of preferred stock. Borrowing for investment purposes creates a 'leveraged' capital structure, in which our obligations under borrowing commitments rank senior in preference to our common stock, and is considered a speculative technique. The techniques described above may be deemed to involve the issuance of 'senior securities' by the Fund, and our ability to issue such senior securities or borrow money is limited by provisions of the 1940 Act. We may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which might otherwise require untimely dispositions of the Fund's securities. For more information on leverage, see 'Investment Objective and Policies -- Borrowings and Leverage' in the SAI. Temporary borrowings by the Fund for administrative purposes and not in excess of 5% of the value of our total assets at the time the loan is made are not deemed to be 'senior securities' and are not subject to the restrictions described in the SAI.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

    We are a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that we will achieve our investment objective. As a recently-organized entity, we have no operating history.

MARKET RISK

    Because prices of equity securities fluctuate from day to day, the value of our portfolio and the price per share will vary based upon general market conditions.

GENERAL RISKS OF SECURITIES LINKED TO THE REAL ESTATE MARKET

    We will not invest in real estate directly, but only in securities issued by real estate companies. However, because of our policy of concentration in the securities of companies in the real estate industry, we are also subject to the risks associated with the direct ownership of real estate. These risks include:

     declines in the value of real estate

     risks related to general and local economic conditions

     possible lack of availability of mortgage funds

     overbuilding

     extended vacancies of properties

     increased competition
     increases in property taxes and operating expenses

     changes in zoning laws

     losses due to costs resulting from the clean-up of environmental problems liability to third parties for damages resulting from environmental problems casualty or condemnation losses

     limitations on rents

     changes in neighborhood values and the appeal of properties to tenants changes in interest rates

    Thus, the value of the shares may change at different rates compared to the value of shares of a registered investment company with investments in a mix of different industries.

    In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

    In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, REIT shares can be more volatile than -- and at times will perform differently from -- large company stocks such as those found in the Dow Jones Industrial Average.

RISKS OF INVESTMENT IN PREFERRED STOCKS

    In addition to the risks of equity securities and securities linked to the real estate market, preferred stocks also are more sensitive to changes in interest rates than common stocks. When interest rates rise, the value of preferred stocks may fall.

RISKS OF INVESTMENT IN DEBT SECURITIES

    High yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and our ability to achieve our investment objective may, to the extent we are invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if we were investing in higher quality securities.

    High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

    The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which we could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of our shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

    It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.

PORTFOLIO TURNOVER

    We may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. Although we cannot accurately predict our portfolio turnover rate, it is not expected to exceed 100% under normal circumstances. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Taxation.'

RISKS OF OPTIONS AND FUTURES

    Options and futures are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the Investment Manager's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Where a liquid secondary market for options or futures does not exist, we may not be able to close our position and, in such an event would be unable to control our losses. The loss from investing in futures contracts is potentially unlimited.

USE OF LEVERAGE

    We may borrow money for investment purposes in an amount up to 33% of our total assets. We also may raise additional funds for investment purposes by the issuance of short-term debt or preferred stock. Any of these practices would result in leveraging our portfolio. Borrowings are obligations of the Fund senior in preference to our common stock. Because the investment risk associated with investment assets purchased with borrowed funds is borne solely by the holders of our common stock, adverse movements in the price of our portfolio holdings would have a more severe effect on our net asset value than if we were not leveraged. See 'Investment Objective and Policies -- Borrowings and Leverage'.

    Leverage creates risks for shareholders in the Fund, including the likelihood of greater volatility of net asset value and market price of shares, and the risk that fluctuations in interest rates on borrowings or in the dividend rates on any preferred stock may affect the yield to shareholders. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage, our net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In such an event, we may nevertheless determine to maintain our leveraged position in order to avoid capital losses on securities purchased with leverage.

NON-DIVERSIFIED STATUS

    The Fund is classified as a 'non-diversified' investment company under the 1940 Act, which means we are not limited by the 1940 Act in the proportion of our assets that may be invested in the securities of a single issuer. However, we intend to conduct our operations so as to qualify as a regulated investment company for purposes of the Code, which generally will relieve the Fund of any liability for federal income tax to the extent our earnings are distributed to shareholders. See 'Taxation' in the SAI. To so qualify, among other requirements, we will limit our investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of our total assets will be invested in the securities of a single issuer (other than U.S. Government securities or the securities of other regulated investment companies), (ii) at least 50% of the market value of our total assets will be invested in cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities; provided, however, that with respect to such other securities, not more than 5% of the market value of our total assets will be invested in the securities of a single issuer and
(iii) we will not own more than 10% of the outstanding voting securities of a single issuer. Because we, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund may present greater risk to you than an investment in a diversified company.

MARKET PRICE DISCOUNT FROM NET ASSET VALUE

    Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund's net asset value could decrease as a result of our investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. The net asset value of the shares will be reduced immediately following the offering as a result of the payment of organizational and offering costs. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund's net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor's purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, we cannot predict whether the shares will trade at, below or above net asset value or at, below or above the initial public offering price.

ANTI-TAKEOVER PROVISIONS

    Certain provisions of our Articles of Incorporation and By-Laws may have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change our structure. These provisions may also have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices. These include provisions for staggered terms of office for Directors, super-majority voting requirements for merger, consolidation, liquidation, termination and asset sale transactions, amendments to the Articles of Incorporation, and conversion to open-end status. See 'Description of Shares' and 'Certain Provisions of the Articles of Incorporation and By-Laws.'

                               INVESTMENT MANAGER

    Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. Cohen & Steers Capital Management, Inc., a registered investment adviser, was formed in 1986 and is a leading U.S. manager of portfolios dedicated to investments in REITs. Its current clients include pension plans, endowment funds and registered investment companies, including the Fund, Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., which are closed-end investment companies, and Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc., Cohen & Steers Special Equity Fund, Inc. and Cohen & Steers Advantage Income Fund, Inc., which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities.

    Under its Management Agreement with the Fund, the Investment Manager furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Investment Manager also performs certain administrative services for the Fund and provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Investment Manager. Under the Management Agreement, the Investment Manager pays all expenses of the Fund except for brokerage fees, taxes, interest, fees and expenses of the Independent Directors (including fees and expenses of their independent counsel and other independent consultants), trade organization membership dues, federal and state registration fees and extraordinary expenses.

    For its services under the Management Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the Investment Manager a monthly
management fee at the annual rate of    % of the average daily net asset value
of the Fund. This fee is higher than the fees incurred by many other investment companies.

    The Fund's portfolio managers are:

     Martin Cohen -- Mr. Cohen is a Director, President and Treasurer of the Fund. He is, and has been since their inception, President of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and Vice President of Cohen & Steers Securities, Inc., a registered broker-dealer.

     Robert H. Steers -- Mr. Steers is a Director, Chairman and Secretary of the Fund. He is, and has been since their inception, Chairman of Cohen & Steers Capital Management, Inc., the Fund's investment adviser, and President of Cohen & Steers Securities, Inc., a registered broker-dealer.

     Steven R. Brown -- Mr. Brown joined Cohen & Steers in 1992 and currently serves as a Senior Vice President in investment research at Cohen & Steers Capital Management, Inc. He is a member of NAREIT and ICSC and currently serves on the ICSC Research Advisory Task Force.

                          DIVIDENDS AND DISTRIBUTIONS

    Our policy will be to make monthly distributions from investment company taxable income of the Fund. Net capital gain (net long-term capital gain in excess of net short-term capital loss), if any, is expected to be distributed at least annually. The first monthly dividend is expected to be declared and paid
approximately    days after delivery of the shares offered hereby. Investment company taxable income, as that term is defined in the Code, of the Fund does not include net capital gain, and is reduced by the Fund's deductible expenses. The expenses of the Fund are accrued each day. In addition, we currently expect that a portion of our dividends will consist of amounts in excess of investment company taxable income derived from the non-taxable components of the cash flow from the real estate underlying the Fund's portfolio investments. These amounts would be considered a return of capital and thus would reduce the basis in shareholders' shares; any amounts in excess of such basis would be treated as a gain from the sale of such shares. [To the extent practicable, the Fund will attempt to pay monthly distributions to shareholders at a constant rate, which may be adjusted from time to time by the Fund's Board of Directors, although there can be no assurance that it will be able to do so. In order to maintain such monthly distributions, short-term capital gains, and amounts representing a return of the shareholder's capital, may from time to time be included in monthly distributions. See 'Taxation.']

DIVIDEND REINVESTMENT PLAN

    The Fund has a Dividend Reinvestment Plan (the 'Plan'). Each shareholder will have all distributions of dividends and capital gains automatically
reinvested in additional shares by                                   , as agent
for shareholders pursuant to the Plan (the 'Plan Agent'), unless they elect to receive cash. The Plan Agent will either (i) effect purchases of shares under the Plan in the open market or (ii) distribute newly issued shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

    The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy shares in the open market, on the NYSE or elsewhere, for the participants' accounts or (ii) distribute newly issued shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. For the purposes of this paragraph, 'market price' shall mean the average of the highest and lowest prices at which shares of the Fund sell on the NYSE on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

    Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. In the alternative, upon receipt of the participant's instructions, shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

    The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

    In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan. Shares may be purchased through any of the underwriters, acting as broker or, after the completion of this offering, dealer.

    The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions. See 'Taxation.'

    The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days' written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at
(telephone    -   - ).

                              CLOSED-END STRUCTURE

    The Fund is a newly-organized, non-diversified management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares, the mutual fund will redeem or buy back the shares at 'net asset value.' Mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

    Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Fund's Board of Directors might consider from time to time engaging in open market repurchases, tender offers for shares at net asset value or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund's Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. The Board of Directors might also consider converting the Fund to an open-end mutual fund, which would also require a vote of the shareholders of the Fund.

                     POSSIBLE CONVERSION TO OPEN-END STATUS

    The Fund may be converted to an open-end investment company at any time by a vote of the outstanding shares. See 'Certain Provisions of the Articles of Incorporation and By-Laws' for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund converted to an open-end investment company, the Fund's shares would no longer be listed on the NYSE. Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or permitted under the 1940
Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end investment companies typically engage in a continuous offering of their shares. Open-end investment companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Board of Directors may at any time propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

                              REPURCHASE OF SHARES

    Shares of closed-end investment companies often trade at a discount to net asset value, and the Fund's shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Fund's shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund's net asset value, general market and economic conditions and other factors beyond the control of the Fund. See 'Net Asset Value.' Although the Fund's common shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value. This may have the effect of reducing any market discount to net asset value.

    There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund's expense ratio. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934 and the 1940 Act.

                                    TAXATION

    The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund. Dividends paid to you out of the Fund's 'investment company taxable income' (which includes dividends the Fund receives on REIT shares, interest income, and net short-term capital gains) will be taxable to you as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund's earnings is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

    A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

    Each year, we will notify you of the tax status of dividends and other distributions.

    If you sell your Fund shares, you may realize a capital gain or loss which will be long-term or short-term, depending on your holding period for the shares.

    We may be required to withhold U.S. federal income tax at the rate of 31 % of all taxable distributions payable if you fail to provide us with your correct taxpayer identification number;

     fail to make required certifications; or

     have been notified by the IRS that you are subject to backup withholding.

    Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

    Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

                             DESCRIPTION OF SHARES

    The Fund is authorized to issue [100,000,000] shares of common stock, [$.001] par value. The shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are and those offered hereby, when issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. Under the rules of the NYSE applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders in each year. The foregoing description and the descriptions below under 'Certain Provisions of the Articles of Incorporation and By-Laws' and above under 'Possible Conversion to Open-End Status' are subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.

    The Fund has no present intention of offering additional shares. Other offerings of our shares, if made, will require approval of the Board of Directors. Any additional offering will be subject to the requirement of the 1940 Act that shares may not be sold at a price below the then current net asset value, exclusive of sales loads, except in connection with an offering to existing shareholders or with consent of the holders of a majority of the Fund's outstanding voting securities.

    As of the date of this Prospectus, Cohen & Steers Capital Management, Inc.
owned of record and beneficially          shares of the Fund's common stock,
constituting 100% of the outstanding shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

        CERTAIN PROVISIONS OF THE ARTICLES OF INCORPORATION AND BY-LAWS

    We presently have provisions in our Articles of Incorporation and By-laws (together, the Charter Documents) that are intended to have the effect of limiting:

     the ability of other entities or persons to acquire control of the Fund,

     the Fund's freedom to engage in certain transactions or

     the ability of the Fund's Directors or shareholders to amend the Charter Documents or effect changes in the Fund's management.

These provisions of the Charter Documents may be regarded as 'anti-takeover' provisions. Commencing with the first annual meeting of shareholders, the Board of Directors will be divided into three classes. The term of office of the first class will expire on the date of the second annual meeting of shareholders, the term of office of the second class will expire on the date of the third annual meeting of shareholders and the term of office of the third class will expire on the date of the fourth annual meeting of shareholders. Upon the expiration of the term of office of each class as set forth above, the Directors in such class will be elected for a term of three years to succeed the Directors whose terms of office expire. Accordingly, only those Directors in one class may be changed in any one year, and it would require two years to change a majority of the Board of Directors (although under Maryland law, procedures are available for the removal of Directors even if they are not then standing for re-election, and under Commission regulations, procedures are available for including shareholder proposals in management's annual proxy statement).

    Such system of electing Directors may have the effect of maintaining the continuity of management and, thus, make it more difficult for the Fund's shareholders to change the majority of Directors. A Director may be removed from office only by a vote of at least 75% of the outstanding shares entitled to vote for the election of Directors. Under Maryland law and the Fund's Articles of Incorporation, the affirmative vote of the holders of a majority of the votes entitled to be cast is required for the consolidation of the Fund with another corporation, a merger of the Fund with or into another corporation (except for certain mergers in which the Fund is the successor), a statutory share exchange in which the Fund is not the successor, a sale or transfer of all or substantially all of the Fund's assets, the dissolution of the Fund and any amendment to the Fund's Articles of Incorporation. The affirmative vote of 75% (which is higher than that required under Maryland law or the 1940 Act) of the outstanding shares is required to authorize the liquidation or dissolution of the Fund in the absence of approval of the liquidation or dissolution by a majority of the Continuing Directors of the Fund (defined for this purpose as those Directors who are either members of the Board of Directors on the date of closing of the offering of the Shares or subsequently become Directors and whose election is approved by a majority of the Continuing Directors then on the Board). In addition, the affirmative vote of 75% (which is higher than that required under Maryland law or the 1940 Act) of the outstanding Shares is required generally to authorize any of the following transactions involving a corporation, person or entity that is directly, or indirectly through affiliates, the beneficial owner of more than 5% of the outstanding shares ('Principal Shareholder'), or to amend the provisions of the Articles of Incorporation relating to such transactions:

     merger, consolidation or statutory share exchange of the Fund with or into any Principal Shareholder;

     issuance of any securities of the Fund to any Principal Shareholder for cash;

     sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000); or

     sale, lease or exchange to the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000).

    However, such vote would not be required when, under certain conditions, the Continuing Directors of the Fund approve the transaction, although in certain cases involving merger, consolidation or statutory share exchange or sale of all or substantially all of the Fund's assets, the affirmative vote of a majority of the outstanding shares of the Fund would nevertheless be required. The affirmative vote of 66 2/3% (which is higher than that required under Maryland law or the 1940 Act) of the outstanding Shares is required to convert the Fund to an open-end investment company and to amend the Fund's Articles of Incorporation to effect any such conversion. For the full text of these provisions, reference is made to the Articles of Incorporation and By-Laws of the Fund, on file with the Securities and Exchange Commission.

    The provisions of the Charter Documents described above could have the effect of depriving the owners of shares of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. See 'Possible Conversion to Open-End Status.' The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal shareholder. The Board of Directors of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its shareholders.

                                  UNDERWRITING

    We have entered into an underwriting agreement with the underwriters named
below, for whom [            ] is acting as representative. We are obligated to
sell, and the underwriters are obligated to purchase, all of the shares offered hereby, if any are purchased. Subject to the terms and conditions of the underwriting agreement, each underwriter has generally agreed to purchase the shares indicated opposite its name:

                   UNDERWRITERS                      NUMBER OF SHARES
                   ------------                      ----------------
[                  ]Total..........................

    The underwriters may sell more shares than the total number of shares offered on the cover page of this prospectus and they have, for a period of 30 days from the date our shares begin trading, an over-allotment option to
purchase up to [         ] additional shares from us. If any additional shares
are purchased, the underwriters will severally purchase the shares in the same proportion as purchased in the table above.

    The representatives of the underwriters have advised us that the shares will be offered to the public at the offering price indicated on the cover page of this prospectus. You must pay for shares purchased in this offering on or before
       , 2000. The underwriters may allow to selected dealers a concession not
in excess of $         per share and such dealers may reallow a concession not
in excess of $         per share to certain other dealers. After the shares are
released for sale to the public, the representatives may change the offering price and the concessions. The representatives have informed us that the underwriters do not intend to sell shares to any investor who has granted them discretionary authority.

    The Fund, [and] the Investment Manager [and               ] have each agreed
to indemnify the several underwriters or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act.

    [We, our officers and directors and the officers and directors of the Investment Manager have entered into lock-up agreements pursuant to which we and they have agreed not to offer or sell any shares of common stock or securities convertible into or exchangeable or exercisable for shares of common stock for a period of 180 days from the date of this prospectus without the prior written
consent of [              ], on behalf of the underwriters. [              ]
may, at any time and without notice, waive the terms of these lock-up agreements specified in the underwriting agreement.]

    The Fund has agreed to pay the underwriters $[         ] as partial
reimbursement of expenses incurred in connection with the offering.

    In order to meet the requirements for listing the shares on the New York Stock Exchange the underwriters have undertaken to sell lots of 100 or more shares to a minimum of 2,000 beneficial holders. The minimum investment
requirement is 100 shares [(or $         )]. Prior to this offering there has
been no public market for the shares or any other securities of the Fund.

    In the ordinary course of their businesses, [         ], some of the other
underwriters and their respective affiliates have in the past engaged, and in the future may engage, in investment banking and financial transactions with the Fund, the Investment Manager or their affiliates.

    [              ], on behalf of the underwriters, may engage in the following activities in accordance with applicable securities rules:

     Over-allotments involving sales in excess of the offering size and creating
     a short position. [               ] may elect to reduce this short position
     by exercising some or all of the over-allotment option.

     Stabilizing and short covering; stabilizing bids to purchase the shares are permitted if they do not exceed a specified maximum price. After the distribution of shares has been completed, short covering purchases in the open market may also reduce the short position. These activities may cause the price of the shares to be higher than would otherwise exist in the open market.

     Penalty bids permitting the representatives to reclaim concessions from a syndicate member for the shares purchased in the stabilizing or short covering transactions.

    Such activities, which may be commenced and discontinued at any time, may be effected on a national securities market, in the over-the-counter market or otherwise.

    Each underwriter has represented that it has complied and will comply with all applicable laws and regulations in connection with the offer, sale or delivery of the shares and related offering materials in the United Kingdom, including:

     the Public Offers of Securities Regulations 1995,

     the Financial Services Act 1986, and

     the Financial Services Act 1986 (Investment Advertisements)(Exemptions) Order 1996 (as amended).

    [              ] facilitates the marketing of new issues online through its
[              ] division. Clients of [              ], a full service brokerage
firm program, may view offering terms and a prospectus online and place orders through their financial advisors.

       CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

                  , whose principal business address is               , has been
retained to act as custodian of the Fund's investments and to serve as the
Fund's transfer and dividend disbursing agent and registrar.               has
no part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

                            REPORTS TO SHAREHOLDERS

    The Fund will send unaudited semi-annual and audited annual reports to its shareholders, including a list of investments held.

                             VALIDITY OF THE SHARES

    The validity of the shares offered hereby is being passed on for the Fund by Simpson Thacher & Bartlett, New York, New York, and certain other legal matters
will be passed on for the underwriters by               , New York, New York.
Venable, Baetjer and Howard, LLP will opine on matters pertaining to Maryland law.

 TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Investment Objective and Policies.
Investment Restrictions.....................................
Management of the Fund......................................
Compensation of Directors and Certain Officers..............
Investment Advisory and Other Services......................
Portfolio Transactions and Brokerage........................
Determination of Net Asset Value............................
Repurchase of Shares........................................
Taxation....................................................
Counsel and Independent Accountants.........................
Additional Information......................................
Report of Independent Accountants...........................
Statement of Assets and Liabilities as of              ,
  2000......................................................
Description of Bond Ratings (Appendix A)....................

                                            SHARES


                              [COHEN & STEERS LOGO]



                                  COMMON STOCK



                              -------------------
                                   PROSPECTUS
                              -------------------



                  [                                          ]



                                           , 2000

                     SUBJECT TO COMPLETION, DATED JUNE 22, 2000

    THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              [COHEN & STEERS LOGO]

                                  757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (800) 437-9912

--------------------------------------------------------------------------------

                        STATEMENT OF ADDITIONAL INFORMATION





                                          , 2000


           THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS,
             BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
              OF COHEN & STEERS ADVANTAGE INCOME FUND, INC., DATED
             , 2000, AS SUPPLEMENTED FROM TIME TO TIME (THE 'PROSPECTUS'). THIS STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY REFERENCE
                      IN ITS ENTIRETY INTO THE PROSPECTUS.
        COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION AND PROSPECTUS
              MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING
                    THE ADDRESS OR PHONE NUMBER SHOWN ABOVE.

--------------------------------------------------------------------------------

====================================================================
TABLE OF CONTENTS

                                                              Page
                                                              ----
Investment Objective and Policies...........................    3

Investment Restrictions.....................................    7

Management of the Fund [To Be Updated]......................    9

Compensation of Directors and Certain Officers..............   10

Investment Advisory and Other Services......................   11

Portfolio Transactions and Brokerage........................   13

Determination of Net Asset Value............................   14

Repurchase of Shares........................................   14

Taxation....................................................   16

Counsel and Independent Accountants.........................   22

Additional Information......................................   23

Report of Independent Accountants [To Come].................   24

Statement of Assets and Liabilities as of          , 2000
  [To Come].................................................   25

Description of Bond Ratings (Appendix A)....................  A-1

================================================================================
STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Advantage Income Fund, Inc. (the 'Fund') is a non-diversified, open-end, management investment company organized as a Maryland corporation on
        , 2000. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Defined terms used herein have the same meanings as in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

================================================================================
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the descriptions of the principal investment objectives, strategies and risks as set forth in the Prospectus. Except as otherwise provided below, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment policies without written notice to shareholders.

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of securities issued by Equity REITs.

--------------------------------------------------------------------------------
CASH RESERVES

The Fund's cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody's or S&P, certificates of deposit, bankers' acceptances issued by domestic banks having total assets in excess of one billion dollars, and money market mutual funds.

In entering into the repurchase agreement for the Fund, the Investment Manager will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of Principal and income, in selling the collateral.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is used in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

--------------------------------------------------------------------------------
BORROWINGS AND LEVERAGE

The Fund would borrow for leveraging purposes when an investment opportunity arises but the Investment Manager believes that it is not appropriate to liquidate any existing investments. The Fund will only borrow when the Investment Manager believes that the cost of borrowing to carry the assets to be acquired through leverage would be lower than the return earned by the Fund on its longer-term portfolio investments. Should the differential between interest rates on borrowed funds and the return from investment assets purchased with such funds narrow, the Fund would realize less of a positive return, with the additional risk that, during periods of adverse market conditions, the market value of the Fund's entire portfolio holdings (including those acquired through leverage) may decline far in excess of incremental returns the Fund may have achieved in the interim.

Under the 1940 Act, the Fund is not permitted to incur indebtedness or issue senior securities in excess of certain limits expressed as asset coverage requirements and limitations exist on the Fund's ability to declare dividends on common stock while borrowings are at certain levels. Under these limits, the Fund may not declare dividends or other distributions to its holders of common stock at any time when the payment of such dividend or distribution would cause the ratio between the Fund's total assets (including borrowings) and the total amount borrowed to fall below 300%. If the Fund has preferred stock outstanding, it may not declare dividends or other distributions to holders of common stock at any time when the payment of such dividend or distribution would cause the ratio between the Fund's total assets and the liquidation value of such preferred stock to fall below 200%.

If the asset coverage for senior securities or other borrowings of the Fund declines below the limits specified in the 1940 Act, the Fund may be required to sell a portion of its investments when it may not be advantageous to do so. Sales of investments required to meet asset coverage tests imposed by the 1940 Act could also cause the Fund to lose its status as a regulated investment company. In addition, if the Fund were unable to make adequate distributions to shareholders because of asset coverage or other restrictions, it could fail to qualify as a regulated investment company for federal income tax purposes and, even if it did so qualify, it could become liable for income and excise tax on the portion of its earnings which are not distributed on a timely basis in accordance with applicable provisions of the Code. See 'Taxation.'

The Fund's willingness to borrow money and issue new securities for investment purposes, and the amount it will borrow, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Manager's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

The Fund may also borrow money to finance the repurchase of and/or tender for its shares.

--------------------------------------------------------------------------------
SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed [25%] of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of [2%] of the value of the Fund's net assets or [2%] of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), the above requirements are not applicable.

================================================================================
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objective and the general investment policies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits set forth in the 1940 Act; or pledge its assets other than to secure such issuances or borrowings or in connection with permitted investment strategies; notwithstanding the foregoing, the Fund may borrow up to an additional 5% of its total assets for temporary purposes;

2. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

3. Purchase or sell real estate or commodities, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities;

4. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and such similar instruments;

5. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

6. Purchase restricted or 'illiquid' securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund's net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933);

7. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Sec. 12(d)(1) of the Investment Company Act of 1940, and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

8. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked to market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as 'short sales against the box'), such restrictions shall not apply;

9. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund's total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

10. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

11. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

12. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 5 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. 'Majority of the outstanding voting securities' means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the Holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 6 through 12 above are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

================================================================================
MANAGEMENT OF THE FUND [TO BE UPDATED]
--------------------------------------------------------------------------------

The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Investment Manager and the Fund's administrator, subject always to the investment objective and policies of the Fund and to the general
supervision of the Directors. As of          , 2000, the Directors and officers
as a group beneficially owned, Directly or indirectly, less than 1% of the outstanding shares of the Fund.

The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such Director and officer is also a director or officer of Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies sponsored by the Investment Manager, and Cohen & Steers Advantage Income Fund, Inc., Cohen & Steers Institutional Realty Shares, Inc., Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies sponsored by the Investment Manager. An asterisk (*) has been placed next to the name of each Director who is an 'interested person' of the Fund, as such term is defined in the 1940 Act, by virtue of such person's affiliation with the Fund or the Investment Manager.

                                     POSITION(S)
                                      HELD WITH
     NAME, ADDRESS AND AGE               FUND            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
     ---------------------               ----            -----------------------------------------------
Robert H. Steers* ..............  Director, Chairman  Chairman of Cohen & Steers Capital Management, Inc.,
  757 Third Avenue                and Secretary         the Fund's investment manager. President of Cohen &
  New York, New York                                    Steers Securities, Inc.
  Age: 47

Martin Cohen* ..................  Director,           President of Cohen & Steers Capital Management, Inc.,
  757 Third Avenue                President and         the Fund's investment manager. Vice President of Cohen
  New York, New York              Treasurer             & Steers Securities, Inc.
  Age: 51

Gregory C. Clark ...............  Director            President of Wellspring Management Group.
  376 Mountain Laurel Drive
  Aspen, Colorado
  Age: 53

George Grossman ................  Director            Attorney at law.
  17 Elm Place
  Rye, New York
  Age: 46

Jeffrey H. Lynford .............  Director            Chairman of Wellsford Group Inc. since 1986 and of
  610 Fifth Avenue                                      Wellsford Residential Property Trust from 1992 to May
  New York, New York                                    1997. Mr. Lynford is also a Trustee of Equity
  Age: 52                                               Residential Properties Trust and an Emeritus Trustee
                                                        of the National Trust for Historic Preservation.

Willard H. Smith Jr. ...........  Director            Board member of Essex Property Trust, Inc., Highwoods
  5208 Renaissance Avenue                               Properties, Inc., Realty Income Corporation and Willis
  San Diego, California                                 Lease Finance Corporation. Managing director at
  Age: 63                                               Merrill Lynch & Co., Equity Capital Markets Division
                                                        from 1983 to 1995.

                                     POSITION(S)
                                      HELD WITH
     NAME, ADDRESS AND AGE               FUND            PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
     ---------------------               ----            -----------------------------------------------
Steven R. Brown ................  Vice President      Senior Vice President of Cohen & Steers Capital
  757 Third Avenue                                      Management, Inc., the Fund's investment manager, since
  New York, New York                                    1996 and prior to that Vice President of Cohen &
  Age: 39                                               Steers Capital Management, Inc.

Adam M. Derechin ...............  Vice President and  Senior Vice President of Cohen & Steers Capital
  757 Third Avenue                Assistant             Management, Inc., the Fund's investment manager, since
  New York, New York              Treasurer             1998 and prior to that Vice President of Cohen &
  Age: 35                                               Steers Capital Management, Inc.

Lawrence B. Stoller ............  Assistant           Senior Vice President and General Counsel, Cohen &
  757 Third Avenue                Secretary             Steers Capital Management, Inc., the Fund's investment
  New York, New York                                    manager, since 1999. Prior to that, Associate
  Age: 36                                               General Counsel, Neuberger Berman Management Inc.
                                                        (money manager); Assistant General Counsel, The
                                                        Dreyfus Corporation (money manager); and Associate,
                                                        Dechert Price & Rhoads (law firm).

================================================================================
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS
--------------------------------------------------------------------------------

The following table sets forth estimated information regarding compensation expected to be paid to Directors by the Fund for the current fiscal year ending
         , 2001 and the aggregate compensation paid by the fund complex of which the Fund is a part for the fiscal year ended December 31, 1999. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. Each of the other Directors is paid an annual
retainer of $    , and a fee of $    for each meeting attended and is reimbursed
for the expenses of attendance at such meetings. In the column headed 'Total Compensation From Fund Complex Paid to Directors,' the compensation paid to each Director represents five of six other funds that each Director serves in the fund complex. (Cohen & Steers Institutional Realty Shares, Inc. commenced operations in January of 2000.) The Directors do not receive any pension or retirement benefits from the fund complex.

                                                                                  TOTAL
                                                                              COMPENSATION
                                                               AGGREGATE        FROM FUND
                                                              COMPENSATION   COMPLEX PAID TO
                  NAME OF PERSON, POSITION                     FROM FUND        DIRECTORS
                  ------------------------                     ---------        ---------
Gregory C. Clark*, Director.................................                     $37,500
Martin Cohen**, Director and President......................                           0
George Grossman*, Director..................................                      37,500
Jeffrey H. Lynford*, Director...............................                      35,000
Willard H. Smith Jr.*, Director.............................                      37,500
Robert H. Steers**, Director and Chairman...................                           0

---------
 * Member of the Audit Committee.

** 'Interested person,' as defined in the 1940 Act, of the Fund because of the affiliation with Cohen & Steers Capital Management, Inc., the Fund's investment adviser.

================================================================================
INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------------------------------------------------
THE INVESTMENT MANAGER

Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, is the investment manager to the Fund. The Investment Manager, a registered investment adviser, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans of leading corporations, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies and Cohen & Steers Advantage Income Fund, Inc., Cohen & Steers Institutional Realty Shares, Cohen & Steers Realty Shares, Inc. and Cohen & Steers Special Equity Fund, Inc., which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Investment Manager on the basis of their ownership of the Investment Manager's stock.

Pursuant to a management agreement (the 'Management Agreement'), the Investment Manager furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

Under the Management Agreement, the Fund will pay the Investment Manager a
monthly advisory fee in an amount equal to 1/12th of   % of the average daily
value of the net assets of the Fund. The Investment Manager has voluntarily agreed to waive receipt of a portion of the management fee of the Fund in the
amount of .  % of average weekly net assets for the first   years of the Fund's
operations (through     ,     ). The Investment Manager pays all expenses of the
Fund except for brokerage fees, taxes, interest, fees and expenses of the Independent Directors (including fees and expenses of independent counsel and other independent consultants to the Independent Directors), trade organization membership dues, federal and state registration fees and extraordinary expenses.

The Investment Manager also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the sub-administrator, the transfer agent and the custodian. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Investment Manager or its affiliates. These services are provided at no additional cost to the Fund. The Fund does not pay any additional amounts for services performed by officers of the Investment Manager or its affiliates.

--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES

Pursuant to the Management Agreement, the Investment Manager also performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders;
(v) supervising the pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vi) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers;
(vii) providing trading desk facilities for the Fund; (viii) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (ix) providing executive, clerical and secretarial help needed to carry out these responsibilities. The Investment Manager provides these services for no additional fee to the Fund except for the fee under the Management Agreement.

[In accordance with the terms of the Management Agreement and with the approval of the Fund's Board of Directors, the Investment Manager has caused the Fund to retain Chase Manhattan Bank ('Chase') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including
(i) determining the Fund's net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund's books and records that are not maintained by the Investment Manager, custodian or transfer agent;
(iii) preparing financial information for the Fund's income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholder inquiries. The Investment Manager remains responsible for monitoring and overseeing the performance by Chase and Chase Global Funds Services Company of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Directors.][APPLICABLE?]

[The Investment Manager pays for the cost of Chase's services without any additional charge to the Fund. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.']

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

Chase, which has its principal business office at One Chase Manhattan Plaza, New York, New York 10081-1000, has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio. The Investment Manager pays for the cost of these services without any additional charge to the Fund.

--------------------------------------------------------------------------------
CODE OF ETHICS

The Fund and Investment Manager have adopted codes of ethics that are designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. The codes of ethics, among other things, prohibit management personnel from investing in REITs and real estate securities, prohibit purchases in an initial public offering and require pre-approval for investments in private placements. The Fund's Independent Directors are prohibited from purchasing or selling any security if they knew or reasonably should have known at the time of the transaction that, within the most recent 15 days, the security is being or has been considered for purchase or sale by the Fund, or is being purchased or sold by the Fund.

================================================================================
PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Investment Manager. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Investment Manager will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Investment Manager shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Investment Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Investment Manager determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Investment Manager's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Investment Manager and is available for the benefit of other accounts advised by the Investment Manager and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Investment Manager's expenses, it is not possible to estimate its value and in the opinion of the Investment Manager it does not reduce the Investment Manager's expenses in a determinable amount. The extent to which the Investment Manager makes use of statistical, research and other services furnished by brokers is considered by the Investment Manager in the allocation of brokerage business but there is no formula by which such business is allocated. The Investment Manager does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Investment Manager may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Investment Manager may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.

================================================================================
DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund will determine the net asset value of its shares at least once each week, generally on Friday, as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Investment Manager to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Directors deem appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

================================================================================
REPURCHASE OF SHARES
--------------------------------------------------------------------------------

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead the Fund's shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board of Directors may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. The Board of Directors may not decide to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Subject to its investment limitations, the Fund may borrow to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Directors would have to comply with the Securities Exchange Act of 1934 and the 1940 Act and the rules and regulations under each of those Acts.

Although the decision to take action in response to a discount from net asset value will be made by the Board of Directors at the time it considers the issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of common shares or a tender offer for such shares if
(1) such transactions, if consummated, would (a) result in delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or a suspension of payment by United States banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Fund of its common shares will decrease the Fund's total assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its common shares at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action, the Fund's Board of Directors would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

================================================================================
TAXATION [UNDER REVIEW]
--------------------------------------------------------------------------------

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the 'Code'), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

--------------------------------------------------------------------------------
TAXATION OF THE FUND

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holding so that, at end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

--------------------------------------------------------------------------------
DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

--------------------------------------------------------------------------------
SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

--------------------------------------------------------------------------------
ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the 'original issue discount') each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

--------------------------------------------------------------------------------
MARKET DISCOUNT BONDS

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues. If such an election is not made, all or a portion of any deduction for any interest expense incurred to purchase or hold any such bond may be deferred until such bond is sold or otherwise disposed.

--------------------------------------------------------------------------------
OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium is received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss. Certain options, futures contracts and forward contracts in which the Fund may invest are 'section 1256 contracts.' Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are 'marked-to-market' (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in 'straddles' for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain 'appreciated financial positions' if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

--------------------------------------------------------------------------------
CURRENCY FLUCTUATIONS 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain options, futures and foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as 'Section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

--------------------------------------------------------------------------------
INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts ('REITs') that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under existing Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Manager does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

--------------------------------------------------------------------------------
PASSIVE FOREIGN INVESTMENT COMPANIES

If the Fund invests in stock of a 'passive foreign investment company' (a 'PFIC'), the Fund may be subject to U.S. federal income taxation on a portion of any 'excess distribution' with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the PFIC stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may be able to make an election to treat the PFIC as a 'qualified electing fund' under the Code (a 'QEF'). If this QEF election is made, in lieu of being taxable in the manner described above, the Fund would include annually in income its pro rata share of the ordinary earnings and net capital gain of the PFIC, regardless of whether it actually received any distributions from the PFIC. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, the Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net marked-to-market gains reported in prior years. Under either election, the Fund might be required to recognize in a year, income in excess of its distributions from PFICs, and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the 90% and excise tax distribution requirements.

--------------------------------------------------------------------------------
FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

--------------------------------------------------------------------------------
[OFFERS TO PURCHASE SHARES

A shareholder who, pursuant to a tender offer, tenders all shares owned or considered owned by him or her will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term depending upon the shareholder's holding period for the shares. If a tendering shareholder tenders less than all shares owned by and attributed to such shareholder, and if the distribution to such shareholder does not otherwise qualify as an exchange, the proceeds received will be treated as a dividend, return of capital or capital gain depending on the Fund's earnings and profits and the shareholder's basis in the tendered shares. There is a risk that shareholders may be considered to have received a deemed distribution as a result of the purchase by the Fund of tendered shares and that such distribution may be taxable as a dividend in whole or in part. See 'Repurchase of Shares'. A shareholder wishing to tender shares pursuant to a tender offer will be required to tender all (but not less than all) of the shares owned by and attributed to such shareholder unless the Fund has received a ruling from the Internal Revenue Service (or, at the Fund's option, an opinion of counsel) that a tender of less than all of a shareholder's shares will not cause adverse tax consequences with respect to shares not tendered.]

--------------------------------------------------------------------------------
BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

--------------------------------------------------------------------------------
FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts' above)), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation Backup Withholding,' above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

--------------------------------------------------------------------------------
OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

================================================================================
COUNSEL AND INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

Simpson Thacher & Bartlett serves as counsel to the Fund, and is located at 425
Lexington Avenue, New York, New York 10017-3909.       ,        have been
appointed as independent accountants for the Fund. The statement of assets and
liabilities of the Fund as of     , 2000
included in this statement of additional information has been so included in
reliance on the report of        , New York, New York, independent accountants,
given on the authority of the firm as experts in auditing and accounting.

================================================================================
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The prospectus and this statement of additional information do not contain all the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this statement of additional information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of any part thereof may be obtained from the Commission upon the payment of fees prescribed by the Commission.

================================================================================
REPORT OF INDEPENDENT ACCOUNTANTS [TO COME]
--------------------------------------------------------------------------------

================================================================================
STATEMENT OF ASSETS AND LIABILITIES AS OF     , 2000 [TO COME]
--------------------------------------------------------------------------------

                                   APPENDIX A

                          DESCRIPTION OF BOND RATINGS

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

'AAA' -- This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

'AA' -- Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

'A' -- Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

'BBB' -- Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

'BB,' 'B,' 'CCC,' 'CC' and 'C' -- Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

'BB' -- Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

'B' -- Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

'CCC' -- Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

'CC' -- This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

'C' -- This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

'CI' -- This rating is reserved for income bonds on which no interest is being paid.

'D' -- Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. 'D' rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) -- The ratings from 'AA' through 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

'r' -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

'Aaa' -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

'Aa' -- Bonds are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in 'Aaa' securities.

'A' -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

'Baa' -- Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

'Ba,' 'B,' 'Caa,' 'Ca,' and 'C' -- Bonds that possess one of these ratings provide questionable protection of interest and principal ('Ba' indicates some speculative elements; 'B' indicates a general lack of characteristics of desirable investment; 'Caa' represents a poor standing; 'Ca' represents obligations which are speculative in a high degree; and 'C' represents the lowest rated class of bonds). 'Caa,' 'Ca' and 'C' bonds may be in default.

Con. ( -- ) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches.

Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P) -- When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    1) Financial Statements

       Part A -- None

       Part B -- Report of Independent Accountants*

       Statement of Assets and Liabilities*

    2) Exhibits

       (a)  Articles of Incorporation

       (b)  By-Laws

       (c)  Not Applicable

       (d)  (i)  Form of specimen share certificate*
            (ii) The rights of security holders are defined in the Registrant's
                  Articles of Incorporation (Article FIFTH and Article EIGHTH) and the Registrant's By-Laws (Article II and Article VI).

       (e)  Form of Dividend Reinvestment Plan*

       (f)  Not Applicable

       (g)  Form of Management Agreement*

       (h)   (i)  Form of Underwriting Agreement*
             (ii) Form of Master Agreement Among Underwriters*

       (i)  Not Applicable

       (j)  Form of Custodian Agreement*

       (k)   (i)  Form of Transfer Agency, Registrar and Dividend Disbursing
                  Agency Agreement*
             (ii) Form of Administration Agreement*

       (l)   (i)  Opinion and Consent of Simpson Thacher & Bartlett*
             (ii) Opinion and Consent of Venable, Baetjer and Howard*

       (m) Not Applicable

       (n)  Consent of Independent Accountants*

       (o)  Not Applicable

       (p)  Investment Representation Letter*

       (q)  Not Applicable

       (r)  Financial Data Schedule*

       (s)  Power of Attorney*
---------
* To be filed by Amendment.

ITEM 25. MARKETING ARRANGEMENTS

    See Exhibit 2(h).

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

    The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees.......................................  $264
New York Stock Exchange listing fee*........................
Printing and engraving expenses*............................
Auditing fees and expenses*.................................
Legal fees and expenses*....................................
NASD Fees*..................................................
Miscellaneous*..............................................
                                                              ----
Total*......................................................  $
                                                              ----
                                                              ----

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

                                                                NUMBER OF
TITLE OF CLASS                                                RECORD HOLDERS
--------------                                                --------------
Common Stock, par value $.001 per share.....................     None

ITEM 29. INDEMNIFICATION

    It is the Registrant's policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article NINTH of Registrant's Articles of Incorporation, and Article VIII, Section 1, of the Registrant's By-Laws. The Liability of the Registrant's directors and officers is dealt with in Article NINTH of Registrant's Articles of Incorporation and Article VIII, Section 1 through Section 6, of the Registrant's By-Laws. The liability of Cohen & Steers Capital Management, Inc., the Registrant's Manager (the 'Manager'), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Management Agreement.

    The Registrant has agreed to indemnify the Underwriters of the Registrant's common stock to the extent set forth in Exhibit 2(h)(i).

    Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Company by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

    The descriptions of the Investment Manager under the captions 'Investment Manager' and 'Investment Advisory and Other Services' in the Prospectus and in the Statement of Additional Information, respectively, constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The following is a list of the Directors and Officers of the Investment Manager. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.

                    NAME                                      TITLE
                    ----                                      -----
Robert H. Steers.............................  Chairman, Director
Martin Cohen.................................  President, Director
Joseph M. Harvey.............................  Senior Vice President & Director of
                                                 Research
Steven R. Brown..............................  Senior Vice President
John J. McCombe..............................  Senior Vice President
Adam M. Derechin.............................  Senior Vice President
Lawrence B. Stoller..........................  Senior Vice President and General
                                                 Counsel
James S. Corl................................  Senior Vice President
Sheila J. Stoltz.............................  Vice President
Michael J. Kozoriz...........................  Vice President
Greg E. Brooks...............................  Vice President
Jay J. Chen..................................  Vice President
Terrance R. Ober.............................  Vice President

    Cohen & Steers Capital Management, Inc. acts as investment adviser/manager of, in addition to the Registrant, the following investment companies:

        Cohen & Steers Institutional Realty Shares, Inc.

        Cohen & Steers Advantage Income Fund, Inc.

        Cohen & Steers Realty Income Fund, Inc.

        Cohen & Steers Realty Shares, Inc.

        Cohen & Steers Total Return Realty Fund, Inc.

        Cohen & Steers Special Equity Fund, Inc.

        Frank Russell Investment Management Company Real Estate Securities Fund

        Russell Insurance Funds -- Real Estate Securities Fund

        American Skandia Trust -- AST Cohen & Steers Realty Portfolio

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant's Administrator and Custodian,
        . All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc. 757 Third Avenue, New York, New York 10017.

ITEM 32. MANAGEMENT SERVICES

    Not applicable.

ITEM 33. UNDERTAKINGS

    (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

    (2) Not applicable.

    (3) Not applicable.

    (4) Not applicable.

    (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

    Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

    (6) Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any statement of additional information.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 22nd day of June, 2000.

                                   COHEN & STEERS ADVANTAGE INCOME FUND, INC.


                                   By:           /s/ MARTIN COHEN
                                      .......................................
                                                     MARTIN COHEN
                                                       PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                SIGNATURE                                  TITLE                         DATE
                ---------                                  -----                         ----
 By:        /s/ MARTIN COHEN                President, Treasurer and Director       June 22, 2000
 .........................................
              (MARTIN COHEN)

 By:       /s/ ROBERT H. STEERS             Director, Chairman and Secretary        June 22, 2000
 .........................................
            (ROBERT H. STEERS)

                                EXHIBIT INDEX


EXHIBIT NO.               DESCRIPTION
-----------               -----------
  2(a)                     Articles of Incorporation

  2(b)                     By-Laws